Note 6 - Convertible Debt and Derivative Liability	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Convertible Debt and Derivative Liability [Text Block]
NOTE
6
– CONVERTIBLE DEBT AND DERIVATIVE LIABILITY

Effective
September 28, 2018 (
the “Effective Date”), the Company issued convertible secured promissory notes to two
private investors in the original principal amount of an aggregate
$2,297,727
(the “bridge loan”). See Note
9
for more information. The closing of the investment took place on
October 3, 2018,
and therefore, the net cash proceeds to the Company of
$1,815,000,
representing an aggregate investment of
$2,000,000
less commissions, are reflected on the Company’s balance sheet as of
September 30, 2018
as Loan Receivable – Bridge Loan. The Company has loaned
one
-half of the net proceeds to Helomics. The Company and Helomics have granted to each of the investors a security interest in their assets to secure repayment of the notes. The securities purchase agreements with the investors also provide for a second
investment of an aggregate of
$500,000
by the investors at the consummation of the Merger transaction with Helomics, at which point the aggregate principal amounts of the notes will become
$2,865,909.00.
As additional consideration for the investment, the Company issued an aggregate
650,000
shares of its common stock (the “Inducement Shares”) to the investors or their affiliates plus warrants to acquire up to an aggregate
1,071,776
shares of the Company’s common stock at an exercise price of
$1.155
per share. Upon the closing of the
second
tranche investment, the warrants will be increased to cover an aggregate total of
1,336,805
shares. Each warrant is exercisable by the investor beginning on the sixth
month anniversary of the effective date through the
fifth
-year anniversary thereof.

The notes accrue interest at a rate of
8%
per annum (with
twelve
months of interest guaranteed). The maturity date of the notes is twelve
months from the Effective Date. Upon the earlier to occur of an event of default (as defined in the notes) or the filing of certain registration statements, each investor will have the right at any time thereafter to convert all or any part of its Note into shares of the Company’s common stock at a conversion price which is equal to the lesser of: (i)
$1.00
and (ii)
70%
of the lowest Volume Weighted Average Price (the "VWAP") of the Company’s common stock during the
20
-trading day period ending on either the last complete trading day prior to the conversion date, or the conversion date (“Conversion Shares”). The number of Conversion Shares that may
be issued is subject to an exchange cap such that the sum of (a) the total number of Conversion Shares plus (b) the number of Inducement Shares is limited to an aggregate
2,678,328
shares.

Management has concluded the conversion feature is an embedded derivative that is required to be bifurcated and separately presented as a liability on the balance sheet. The embedded derivative’s value was determined using
70%
of the VWAP for the
20
trading days preceding the balance sheet date, and assuming conversion on that date as management believed it is probable that the notes will be convertible based on management’s expectation that additional financing will be required.

The Company accounted for the warrants by deriving the Black-Scholes value ascertained with a discount rate of
2.94%
over
five
years with a
59%
volatility rate pursuant to the Company’s established warrant volatility and a calculated value per warrant of
.5361
resulting in a fair value of
$574,631.
Management concluded that the warrants and Inducement Shares qualify for equity classification. The proceeds from the bridge loan were allocated between the convertible note, warrants, and inducement shares based on the relative fair value of the individual elements.

The value of the embedded derivative was based upon level
3
inputs – see the Fair Value Caption in Note
1.